UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                     ----------------

                      Advantage Advisers Augusta Fund, LLC
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE

               COMMON STOCK - 87.67%:

                 ATHLETIC EQUIPMENT - 1.43%:
 51,600              Nautilus, Inc.                                                  $    1,138,812
                                                                                     --------------
                 AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 1.36%:
 62,000              Tenneco Automotive, Inc.*                                            1,085,620
                                                                                     --------------
                 BUILDING - MOBILE HOME / MANUFACTURED HOUSING - 2.53%:
 69,600              Winnebago Industries, Inc.                                           2,016,312
                                                                                     --------------
                 CHEMICALS - SPECIALTY - 1.86%:
 23,100              Sigma-Aldrich Corp.                                                  1,479,786
                                                                                     --------------
                 COMMERCIAL BANKS - CENTRAL U.S. - 2.05%:
 55,000              International Bancshares Corp.                                       1,633,500
                                                                                     --------------
                 COMMERCIAL BANKS - WESTERN U.S. - 3.33%:
 19,000              Greater Bay Bancorp                                                    468,160
 45,000              SVB Financial Group*                                                 2,188,800
                                                                                     --------------
                                                                                          2,656,960
                                                                                     --------------
                 COMMERCIAL SERVICES - 1.44%:
 33,902              Steiner Leisure Ltd.*                                                1,151,651
                                                                                     --------------
                 CONTAINERS - METAL / GLASS - 2.38%:
118,800              Crown Holdings, Inc.*                             (a)                1,893,672
                                                                                     --------------
                 COSMETICS & TOILETRIES - 1.01%:
 23,100              Estee Lauder Companies, Inc., Class A                                  804,573
                                                                                     --------------
                 DENTAL SUPPLIES & EQUIPMENT - 3.51%:
 67,253              Sybron Dental Specialties, Inc.*                                     2,796,380
                                                                                     --------------
                 DISTRIBUTION / WHOLESALE - 2.52%:
 66,600              LKQ Corp.*                                                           2,011,320
                                                                                     --------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.92%:
 61,300              Vishay Intertechnology, Inc.*                                          732,535
                                                                                     --------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.40%:
 77,800              International Rectifier Corp.*                                       3,507,224
                                                                                     --------------
                 ELECTRONIC PARTS DISTRIBUTION - 2.56%:
 83,600              Avnet, Inc.*                                      (a)                2,044,020
                                                                                     --------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
               COMMON STOCK - 87.67% (CONTINUED):

                 FILTRATION / SEPARATION PRODUCTS - 1.87%:
 54,175              Pall Corp.                                                     $    1,489,812
                                                                                    --------------
                 FINANCE - COMMERCIAL - 2.85%:
 50,200              CIT Group, Inc.                                  (a)                2,268,036
                                                                                    --------------
                 HOME DECORATION PRODUCTS - 2.40%:
 84,600              Newell Rubbermaid, Inc.                                             1,916,190
                                                                                    --------------
                 HOTELS & MOTELS - 1.89%:
 53,050              Orient-Express Hotels Ltd., Class A                                 1,507,681
                                                                                    --------------
                 HUMAN RESOURCES - 0.39%:
 12,000              Labor Ready, Inc.*                                                    307,800
                                                                                    --------------
                 INSTRUMENTS - SCIENTIFIC - 2.51%:
 48,000              Waters Corp.*                                                       1,996,800
                                                                                    --------------
                 MEDICAL - BIOMEDICAL / GENETICS - 10.85%:
 55,332              Affymetrix, Inc.*                                                   2,557,998
 20,650              Bio-Rad Laboratories, Inc., Class A*                                1,135,544
 23,000              Chiron Corp.*                                                       1,003,950
153,375              Illumina, Inc.*                                                     1,964,734
 67,320              InterMune, Inc.*                                                    1,114,146
 11,600              Invitrogen Corp.*                                                     872,668
                                                                                    --------------
                                                                                         8,649,040
                                                                                    --------------
                 MEDICAL PRODUCTS - 0.59%:
 66,500              Caliper Life Sciences, Inc.*                                          467,495
                                                                                    --------------
                 NETWORKING PRODUCTS - 2.82%:
 55,650              Anixter International, Inc.*                                        2,244,364
                                                                                    --------------
                 OPTICAL SUPPLIES - 1.90%:
 87,450              Oakley, Inc.                                                        1,516,383
                                                                                    --------------
                 RETAIL - APPAREL / SHOES - 10.54%:
 89,900              Bebe Stores, Inc.                                                   1,573,250
 44,250              JOS. A. Bank Clothiers, Inc.*                                       1,912,485
 59,150              Mens Warehouse Inc.*                                                1,579,305
 82,000              Urban Outfitters, Inc.*                                             2,410,800

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE

               COMMON STOCK - 87.67% (CONTINUED):

               RETAIL - APPAREL / SHOES - 10.54% (CONTINUED):
205,000             Wet Seal, Inc., Class A*                                        $      922,500
                                                                                    --------------
                                                                                         8,398,340
                                                                                    --------------
                RETAIL - APPLIANCES - 1.00%:
 28,648             Conn's, Inc.*                                                          794,123
                                                                                    --------------
                RETAIL - JEWELRY - 3.47%:
 69,500             Tiffany & Co.                                                        2,764,015
                                                                                    --------------
                RETAIL - RESTAURANTS - 3.09%:
 67,300             California Pizza Kitchen, Inc.*                                      1,967,852
 15,850             Cheesecake Factory, Inc.*                                              495,154
                                                                                    --------------
                                                                                         2,463,006
                                                                                    --------------
                SEISMIC DATA COLLECTION - 1.36%:
 29,500             Veritas DGC, Inc.*                                                   1,080,290
                                                                                    --------------
                TRANSPORT - EQUIPMENT & LEASING - 5.64%:
 50,327             Amerco, Inc.*                                     (a)                2,928,528
 39,700             GATX Corp.                                                           1,570,135
                                                                                    --------------
                                                                                         4,498,663
                                                                                    --------------
                TRANSPORT - SERVICES - 3.20%:
 74,450             Ryder System, Inc.                                                   2,547,679
                                                                                    --------------
               TOTAL COMMON STOCK (COST $64,914,314)                                $   69,862,082
                                                                                    --------------

   CONTRACTS

               WARRANTS - 0.00%:

                COMMERCIAL SERVICES - FINANCE - 0.00%:
      1             NCO Group, Inc.*(1)                                             $            0
                                                                                    --------------
                MEDICAL - NURSING HOMES - 0.00%:
      1             Sun Healthcare Group, Inc.*(2)                                               0
                                                                                    --------------
                THERAPEUTICS - 0.00%:
      1             CorAutus Genetics, Inc.*(3)                                                  0
                                                                                    --------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
                                                                                     MARKET VALUE
               TOTAL WARRANTS (COST $2,595)                                         $            0
                                                                                    --------------


(1) The Company has the rights to purchase 4,460 common shares at $54.47 per share, expiring September 28, 2006.

(2) The Company has the rights to purchase 34,000 common shares at $12.65 per share, expiring February 13, 2009.

(3) The Company has the rights to purchase 20,000 common shares at $6.72 per share, expiring December 31, 2008.


   CONTRACTS

              PURCHASED OPTIONS - 0.01%:

                CALL OPTIONS - 0.01%:

                RETAIL - CONSUMER ELECTRONICS - 0.01%:
200                 Best Buy Co. Inc., 10/22/05, $47.50                             $        3,000
360                 Best Buy Co. Inc., 10/22/05, $50.00                                      1,800
                                                                                    --------------
                                                                                             4,800
                                                                                    --------------
                TOTAL CALL OPTIONS (COST $67,155)                                            4,800
                                                                                    --------------
               TOTAL PURCHASED OPTIONS (COST $67,155)                               $        4,800
                                                                                    --------------
               TOTAL INVESTMENTS (COST $64,984,064) - 87.68% +                      $   69,866,882
                                                                                    --------------
               OTHER ASSETS, LESS LIABILITIES - 12.32% **                                9,816,442
                                                                                    --------------
               NET ASSETS - 100.00%                                                 $   79,683,324
                                                                                    ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

*    Non-income producing security.

** Includes $7,556,076 invested in a PNC Bank Money Market Account, which is 9.48% of net assets.

+ At December 31, 2004, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $56,177,691 and $12,026,644, respectively. At December 31, 2004, accumulated net unrealized appreciation on investments for Federal income tax purposes was $1,928,286, consisting of $5,205,180 gross unrealized appreciation and $3,276,894 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED - (20.24%):

                APPLICATIONS SOFTWARE - (0.81%):
14,400              Intuit, Inc.                                                    $     (645,264)
                                                                                    --------------
                BROADCASTING SERVICES / PROGRAMMING - (1.78%):
43,100              Clear Channel Communications, Inc.                                  (1,417,559)
                                                                                    --------------
                COMMERCIAL BANKS - SOUTHERN U.S. - (1.84%):
32,000              Compass Bancshares, Inc.                                            (1,466,560)
                                                                                    --------------
                DIAGNOSTIC EQUIPMENT - (0.32%):
 5,200              Gen-Probe, Inc.                                                       (257,140)
                                                                                    --------------
                FINANCE - CREDIT CARD - (0.72%):
 7,200              Capital One Financial Corp.                                           (572,544)
                                                                                    --------------
                FINANCE - MORTGAGE LOAN / BANKER - (1.73%):
41,900              Countrywide Financial Corp.                                         (1,381,862)
                                                                                    --------------
                FOOD - MISCELLANEOUS / DIVERSIFIED - (0.83%):
34,250              Hain Celestial Group, Inc.                                            (664,450)
                                                                                    --------------
                OIL & GAS DRILLING - (3.61%):
40,000              Nabors Industries Ltd.                            (b)               (2,873,200)
                                                                                    --------------
                OIL - FIELD SERVICES - (3.07%):
41,000              Baker Hughes, Inc.                                                  (2,446,880)
                                                                                    --------------
                REGISTERED INVESTMENT COMPANY - (0.94%):
19,000              Nasdaq-100 Index Tracking Stock                                       (749,740)
                                                                                    --------------
                RETAIL - APPAREL / SHOES - (1.03%):
40,000              Limited Brands, Inc.                                                  (817,200)
                                                                                    --------------
                RETAIL - PET FOOD & SUPPLIES - (0.10%):
 3,500              Petsmart, Inc.                                                         (76,230)
                                                                                    --------------
                RETAIL - RESTAURANTS - (1.27%):
 7,100              Landry's Restaurants, Inc.                                            (208,030)
18,000              PF Chang's China Bistro, Inc.                                         (806,940)
                                                                                    --------------
                                                                                        (1,014,970)
                                                                                    --------------
                RETAIL - SPORTING GOODS - (1.07%):
46,300              Cabela's, Inc., Class A                                               (850,531)
                                                                                    --------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                  SEPTEMBER 30, 2005
    SHARES                                                                           MARKET VALUE

               SECURITIES SOLD, NOT YET PURCHASED - (20.24%) (CONTINUED):

                 TELEVISION - (1.12%):
33,650              Univision Communications, Inc., Class  A                        $    (892,735)
                                                                                    -------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $15,666,879)      $ (16,126,865)
                                                                                    =============

(b)  Security held in connection with an open put or call option contract.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                                  SEPTEMBER 30, 2005
   CONTRACTS                                                                         MARKET VALUE

               WRITTEN OPTIONS - (0.30%):

                 CALL OPTIONS - (0.30%):

                 OIL & GAS DRILLING - (0.30%):
326                 Nabors Industries Ltd., 10/22/05, $65.00                        $     (241,240)
                                                                                    --------------
                TOTAL CALL OPTIONS (PREMIUMS $112,847)                                    (241,240)
                                                                                    --------------
               TOTAL WRITTEN OPTIONS (PREMIUMS $112,847)                            $     (241,240)
                                                                                    ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer


Date    November 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer


Date    November 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Principal Financial Officer


Date    November 3, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.